UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21411
Investment Company Act File Number
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certification

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests — 158.4%(1)

Principal
Amount*	Borrower/Tranche Description	Value

Aerospace and Defense — 3.9%
	ACTS Aero Technical Support & Service, Inc.
709,366	Term Loan, 7.33%, Maturing October 5, 2014	$88,671
	AWAS Capital, Inc.
769,138	Term Loan, 3.25%, Maturing March 22, 2013	470,456
	Colt Defense, LLC
978,935	Term Loan, 3.99%, Maturing July 9, 2014	856,568
	DAE Aviation Holdings, Inc.
416,490	Term Loan, 4.42%, Maturing July 31, 2014	197,833
410,573	Term Loan, 4.92%, Maturing July 31, 2014	195,022
	Evergreen International Aviation
1,380,615	Term Loan, 9.00%, Maturing October 31, 2011	807,660
	Hawker Beechcraft Acquisition
3,419,990	Term Loan, 3.46%, Maturing March 26, 2014	1,896,193
200,822	Term Loan, 3.46%, Maturing March 26, 2014	111,344
	Hexcel Corp.
820,506	Term Loan, 4.48%, Maturing March 1, 2012	722,046
	IAP Worldwide Services, Inc.
880,210	Term Loan, 8.25%, Maturing December 30, 2012(2)	476,781
	Spirit AeroSystems, Inc.
1,593,482	Term Loan, 2.91%, Maturing December 31, 2011	1,422,182
	TransDigm, Inc.
1,625,000	Term Loan, 3.50%, Maturing June 23, 2013	1,421,875
	Vought Aircraft Industries, Inc.
2,102,741	Term Loan, 2.91%, Maturing December 17, 2011	1,615,605

Principal
Amount*		Borrower/Tranche Description	Value

	497,650	Term Loan, 7.50%, Maturing December 22, 2011	$399,364
		Wesco Aircraft Hardware Corp.
	1,142,688	Term Loan, 2.66%, Maturing September 29, 2013	923,672

			$11,605,272

Air Transport — 0.9%
		Airport Development and Investment, Ltd.
GBP	782,900	Term Loan - Second Lien, 6.33%, Maturing April 7, 2011	$412,419
		Delta Air Lines, Inc.
	1,182,000	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	600,709
		Northwest Airlines, Inc.
	1,916,833	DIP Loan, 2.39%, Maturing August 21, 2009	1,619,723

			$2,632,851

Automotive — 6.5%
		Accuride Corp.
	1,957,967	Term Loan, 3.94%, Maturing January 31, 2012	$1,398,548
		Adesa, Inc.
	2,543,805	Term Loan, 3.22%, Maturing October 18, 2013	1,719,612
		Affina Group, Inc.
	1,370,985	Term Loan, 4.17%, Maturing November 30, 2011	822,591
		Allison Transmission, Inc.
	1,921,613	Term Loan, 3.17%, Maturing September 30, 2014	1,256,598
		Chrysler Financial
	2,479,934	Term Loan, 6.00%, Maturing August 1, 2014	1,512,760
		CSA Acquisition Corp.
	354,782	Term Loan, 4.00%, Maturing December 23, 2011	146,643
	886,378	Term Loan, 4.00%, Maturing December 23, 2011	366,369
	485,000	Term Loan, 4.00%, Maturing December 23, 2012	194,000
		Dayco Products, LLC
	1,728,451	Term Loan, 6.55%, Maturing June 21, 2011	583,352
		Delphi Corp.
	1,361,357	DIP Loan, 0.00%, Maturing June 30, 2009 (3)	269,625
	138,644	DIP Loan, 9.50%, Maturing June 30, 2009	27,459
		Federal-Mogul Corp.
	1,496,389	Term Loan, 2.36%, Maturing December 27, 2014	718,267
	3,143,461	Term Loan, 2.30%, Maturing December 27, 2015	1,508,861
		Ford Motor Co.
	1,739,500	Term Loan, 5.00%, Maturing December 15, 2013	633,830

Principal
Amount*		Borrower/Tranche Description	Value

		General Motors Corp.
	3,388,381	Term Loan, 2.78%, Maturing November 29, 2013	$1,509,242
		Goodyear Tire & Rubber Co.
	2,400,000	Term Loan - Second Lien, 2.14%, Maturing April 30, 2010	1,776,000
		HLI Operating Co., Inc.
EUR	109,091	Term Loan, 5.25%, Maturing May 30, 2014	60,062
EUR	1,862,545	Term Loan, 7.22%, Maturing May 30, 2014	1,263,946
		Keystone Automotive Operations, Inc.
	1,333,653	Term Loan, 4.71%, Maturing January 12, 2012	550,132
		LKQ Corp.
	960,003	Term Loan, 2.60%, Maturing October 12, 2014	811,203
		TriMas Corp.
	234,375	Term Loan, 4.45%, Maturing August 2, 2011	142,969
	1,985,159	Term Loan, 3.04%, Maturing August 2, 2013	1,210,947
		United Components, Inc.
	1,137,153	Term Loan, 4.39%, Maturing June 30, 2010	827,279

			$19,310,295

Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	975,000	Term Loan - Second Lien, 8.03%, Maturing May 31, 2013	$335,505

			$335,505

Brokers, Dealers and Investment Houses — 0.2%
		AmeriTrade Holding Corp.
	730,172	Term Loan, 1.83%, Maturing December 31, 2012	$685,145

			$685,145

Building and Development — 4.6%
		Beacon Sales Acquisition, Inc.
	1,173,000	Term Loan, 3.31%, Maturing September 30, 2013	$780,045
		Brickman Group Holdings, Inc.
	1,203,563	Term Loan, 2.41%, Maturing January 23, 2014	825,945
		Capital Automotive (REIT)
	1,232,598	Term Loan, 2.20%, Maturing December 16, 2010	507,127
		Epco/Fantome, LLC
	1,342,000	Term Loan, 3.03%, Maturing November 23, 2010	1,261,480
		Forestar USA Real Estate Group, Inc.
	1,549,657	Revolving Loan, 1.29%, Maturing December 1, 2010(4)	1,278,467

Principal
Amount*	Borrower/Tranche Description	Value

1,550,000	Term Loan, 4.34%, Maturing December 1, 2010	$1,278,750
	Hovstone Holdings, LLC
894,412	Term Loan, 4.83%, Maturing July 1, 2009	482,803
	LNR Property Corp.
1,144,000	Term Loan, 6.69%, Maturing July 3, 2011	615,853
	Metroflag BP, LLC
500,000	Term Loan - Second Lien, 0.00%, Maturing June 30, 2009(3)	37,500
	Mueller Water Products, Inc.
1,766,802	Term Loan, 2.77%, Maturing May 24, 2014	1,428,901
	NCI Building Systems, Inc.
553,061	Term Loan, 2.18%, Maturing June 18, 2010	497,755
	November 2005 Land Investors
304,105	Term Loan, 6.41%, Maturing May 9, 2011 (2)	182,463
	Panolam Industries Holdings, Inc.
1,000,288	Term Loan, 3.16%, Maturing September 30, 2012	590,170
	Re/Max International, Inc.
685,222	Term Loan, 4.22%, Maturing December 17, 2012	483,082
491,429	Term Loan, 8.22%, Maturing December 17, 2012	346,457
	South Edge, LLC
787,500	Term Loan, 0.00%, Maturing October 31, 2009 (3)	123,375
	TRU 2005 RE Holding Co.
4,600,000	Term Loan, 3.45%, Maturing December 9, 2009	2,222,375
	United Subcontractors, Inc.
834,057	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(5)	33,362
	Wintergames Acquisition ULC
886,100	Term Loan, 7.91%, Maturing April 24, 2009	580,396

		$13,556,306

Business Equipment and Services — 12.0%
	ACCO Brands Corp.
1,017,825	Term Loan, 7.39%, Maturing August 17, 2012	$860,062
	Activant Solutions, Inc.
1,170,296	Term Loan, 3.44%, Maturing May 1, 2013	570,519
	Affiliated Computer Services
800,250	Term Loan, 2.40%, Maturing March 20, 2013	739,481
710,428	Term Loan, 2.40%, Maturing March 20, 2013	656,481
	Affinion Group, Inc.

Principal
Amount*		Borrower/Tranche Description	Value

	2,402,406	Term Loan, 4.65%, Maturing October 17, 2012	$1,759,763
		Allied Barton Security Service
	997,689	Term Loan, 6.75%, Maturing February 21, 2015	887,944
		Education Management, LLC
	4,666,379	Term Loan, 3.25%, Maturing June 1, 2013	3,579,112
		Info USA, Inc.
	606,375	Term Loan, 3.46%, Maturing February 14, 2012	469,941
		Intergraph Corp.
	1,000,000	Term Loan, 4.18%, Maturing May 29, 2014	811,250
	1,000,000	Term Loan - Second Lien, 8.18%, Maturing November 29, 2014	810,000
		iPayment, Inc.
	2,632,312	Term Loan, 2.96%, Maturing May 10, 2013	1,737,326
		Kronos, Inc.
	1,047,024	Term Loan, 3.71%, Maturing June 11, 2014	730,299
		Language Line, Inc.
	1,981,367	Term Loan, 4.71%, Maturing June 11, 2011	1,694,068
		Mitchell International, Inc.
	1,000,000	Term Loan - Second Lien, 6.75%, Maturing March 28, 2015	590,000
		N.E.W. Holdings I, LLC
	1,981,955	Term Loan, 4.24%, Maturing May 22, 2014	1,242,026
		Protection One, Inc.
	893,668	Term Loan, 2.66%, Maturing March 31, 2012	625,567
		Quantum Corp.
	264,563	Term Loan, 4.96%, Maturing July 12, 2014	198,422
		Quintiles Transnational Corp.
	1,700,000	Term Loan - Second Lien, 5.46%, Maturing March 31, 2014	1,232,500
		Sabre, Inc.
	6,057,297	Term Loan, 2.88%, Maturing September 30, 2014	2,774,999
		Serena Software, Inc.
	480,000	Term Loan, 3.10%, Maturing March 10, 2013	290,400
		Sitel (Client Logic)
	1,866,855	Term Loan, 6.58%, Maturing January 29, 2014	1,157,450
		Solera Holdings, LLC
EUR	742,184	Term Loan, 5.08%, Maturing May 15, 2014	665,205
		SunGard Data Systems, Inc.
	7,159,425	Term Loan, 3.71%, Maturing February 11, 2013	5,599,694
		TDS Investor Corp.

Principal
Amount*		Borrower/Tranche Description	Value

	2,345,107	Term Loan, 3.04%, Maturing August 23, 2013	$1,360,162
	269,897	Term Loan, 3.71%, Maturing August 23, 2013	156,540
EUR	1,054,228	Term Loan, 5.22%, Maturing August 23, 2013	691,789
		Transaction Network Services, Inc.
	552,695	Term Loan, 2.43%, Maturing May 4, 2012	482,226
		Valassis Communications, Inc.
	462,880	Term Loan, 3.21%, Maturing March 2, 2014	304,922
	1,804,039	Term Loan, 3.21%, Maturing March 2, 2014	1,188,410
		WAM Acquisition, S.A.
EUR	245,946	Term Loan, 4.60%, Maturing May 4, 2014	150,107
EUR	148,939	Term Loan, 4.60%, Maturing May 4, 2014	90,901
EUR	245,946	Term Loan, 5.10%, Maturing May 4, 2015	150,107
EUR	148,939	Term Loan, 5.10%, Maturing May 4, 2015	90,901
		West Corp.
	1,386,227	Term Loan, 2.78%, Maturing October 24, 2013	996,351

			$35,344,925

Cable and Satellite Television — 11.6%
		Atlantic Broadband Finance, LLC
	2,691,452	Term Loan, 3.71%, Maturing February 10, 2011	$2,337,077
		Bragg Communications, Inc.
	2,123,125	Term Loan, 4.53%, Maturing August 31, 2014	1,974,506
		Bresnan Broadband Holdings, LLC
	500,000	Term Loan, 3.13%, Maturing March 29, 2014	412,500
	1,200,000	Term Loan - Second Lien, 7.60%, Maturing March 29, 2014	840,000
		Cequel Communications, LLC
	494,962	Term Loan, 2.57%, Maturing November 5, 2013	396,942
	1,550,000	Term Loan - Second Lien, 7.69%, Maturing May 5, 2014	708,350
	3,774,494	Term Loan - Second Lien, 9.13%, Maturing May 5, 2014(2)	1,796,659
		Charter Communications Operating, Inc.
	2,381,581	Term Loan, 3.44%, Maturing April 28, 2013	1,827,863
		CSC Holdings, Inc.
	2,945,100	Term Loan, 2.08%, Maturing March 29, 2013	2,664,087
		CW Media Holdings, Inc.

Principal
Amount*		Borrower/Tranche Description	Value

	617,188	Term Loan, 4.71%, Maturing February 15, 2015	$455,176
		Foxco Acquisition Sub., LLC
	648,375	Term Loan, 7.25%, Maturing July 2, 2015	356,606
		Insight Midwest Holdings, LLC
	3,594,375	Term Loan, 2.45%, Maturing April 6, 2014	3,145,078
		Mediacom Broadband Group
	5,777,541	Term Loan, 2.06%, Maturing January 31, 2015	4,910,910
		Mediacom Illinois, LLC
	3,721,460	Term Loan, 1.81%, Maturing January 31, 2015	3,070,205
		NTL Investment Holdings, Ltd.
GBP	1,150,262	Term Loan, 5.22%, Maturing September 3, 2012	1,281,476
GBP	239,517	Term Loan, 5.80%, Maturing March 30, 2012	266,839
GBP	372,729	Term Loan, 5.89%, Maturing March 30, 2012	415,247
		Orion Cable GmbH
EUR	646,623	Term Loan, 6.81%, Maturing October 31, 2014	480,203
EUR	646,623	Term Loan, 8.41%, Maturing October 31, 2015	485,377
		ProSiebenSat.1 Media AG
EUR	409,546	Term Loan, 4.59%, Maturing March 2, 2015	51,564
EUR	11,076	Term Loan, 5.95%, Maturing June 26, 2015	6,910
EUR	272,924	Term Loan, 5.95%, Maturing June 26, 2015	170,270
EUR	409,546	Term Loan, 4.84%, Maturing March 2, 2016	51,564
EUR	359,318	Term Loan, 9.21%, Maturing March 2, 2017(2)	26,093
EUR	519,952	Term Loan - Second Lien, 5.96%, Maturing September 2, 2016	46,127
		UPC Broadband Holding B.V.
EUR	4,050,000	Term Loan, 4.64%, Maturing October 16, 2011	3,733,646
	1,950,000	Term Loan, 2.20%, Maturing December 31, 2014	1,574,625
		YPSO Holding SA
EUR	541,621	Term Loan, 4.27%, Maturing July 28, 2014	376,591
EUR	209,021	Term Loan, 4.27%, Maturing July 28, 2014	145,333
EUR	249,358	Term Loan, 4.27%, Maturing July 28, 2014	173,379

			$34,181,203

Chemicals and Plastics — 9.1%
		AZ Chem US, Inc.

Principal
Amount*		Borrower/Tranche Description	Value

	500,000	Term Loan - Second Lien, 5.92%, Maturing February 28, 2014	$274,375
		Brenntag Holding GmbH and Co. KG
	373,091	Term Loan, 2.33%, Maturing December 23, 2013	291,011
	1,526,909	Term Loan, 3.14%, Maturing December 23, 2013	1,190,989
	1,000,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	610,000
		Celanese Holdings, LLC
	4,151,063	Term Loan, 2.94%, Maturing April 2, 2014	3,410,791
		Cognis GmbH
EUR	803,279	Term Loan, 5.33%, Maturing September 15, 2013	668,537
EUR	196,721	Term Loan, 5.33%, Maturing September 15, 2013	163,723
		First Chemical Holding
EUR	965,273	Term Loan, 7.66%, Maturing December 18, 2014	534,101
		Foamex L.P.
	1,452,328	Term Loan, 4.27%, Maturing February 12, 2013	455,062
		Georgia Gulf Corp.
	656,905	Term Loan, 7.91%, Maturing October 3, 2013	336,664
		Hexion Specialty Chemicals, Inc.
	492,500	Term Loan, 3.75%, Maturing May 5, 2012	189,613
	4,429,550	Term Loan, 3.69%, Maturing May 5, 2013	1,882,559
	962,224	Term Loan, 3.75%, Maturing May 5, 2013	408,945
		INEOS Group
EUR	2,294,637	Term Loan, 8.20%, Maturing December 14, 2013	883,435
	2,199,602	Term Loan, 8.70%, Maturing December 14, 2014	866,093
	750,000	Term Loan - Second Lien, 8.46%, Maturing December 14, 2012	148,847
		Innophos, Inc.
	569,833	Term Loan, 3.41%, Maturing August 10, 2010	547,039
		Invista B.V.
	2,466,427	Term Loan, 4.50%, Maturing April 29, 2011	1,948,478
	722,194	Term Loan, 4.50%, Maturing April 29, 2011	570,534
		ISP Chemco, Inc.
	1,568,557	Term Loan, 2.81%, Maturing June 4, 2014	1,179,032
		Kleopatra
	825,000	Term Loan, 4.25%, Maturing January 3, 2016	418,000
EUR	575,000	Term Loan, 6.16%, Maturing January 3, 2016	388,361
		Kranton Polymers, LLC

Principal
Amount*		Borrower/Tranche Description	Value

	2,765,140	Term Loan, 3.44%, Maturing May 12, 2013	$1,442,482
		Lucite International Group Holdings
	595,606	Term Loan, 3.43%, Maturing July 7, 2013	536,045
	210,910	Term Loan, 3.43%, Maturing July 7, 2013	189,819
		MacDermid, Inc.
EUR	799,130	Term Loan, 4.02%, Maturing April 12, 2014	460,443
		Millenium Inorganic Chemicals
	314,762	Term Loan, 3.71%, Maturing April 30, 2014	209,317
	975,000	Term Loan - Second Lien, 7.21%, Maturing October 31, 2014	531,375
		Momentive Performance Material
	1,685,254	Term Loan, 2.69%, Maturing December 4, 2013	1,207,766
		Propex Fabrics, Inc.
	805,029	Term Loan, 7.25%, Maturing July 31, 2012(2)	179,119
		Rockwood Specialties Group, Inc.
	3,277,181	Term Loan, 1.91%, Maturing December 10, 2012	2,890,474
		Schoeller Arca Systems Holding
EUR	443,417	Term Loan, 5.82%, Maturing November 16, 2015	334,916
EUR	412,060	Term Loan, 5.82%, Maturing November 16, 2015	311,232
EUR	144,523	Term Loan, 5.82%, Maturing November 16, 2015	109,159
		Solo Cup Co.
	581,148	Term Loan, 5.08%, Maturing February 27, 2011	506,429
		Wellman, Inc.
	2,184,998	Term Loan, 0.00%, Maturing February 10, 2009 (3) (5)	635,834

			$26,910,599

Clothing/Textiles — 0.5%
		Hanesbrands, Inc.
	850,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	$715,417
		St. John Knits International, Inc.
	528,149	Term Loan, 3.41%, Maturing March 23, 2012	356,500
		The William Carter Co.
	625,348	Term Loan, 2.03%, Maturing July 14, 2012	544,053

			$1,615,970

Conglomerates — 5.5%
		Amsted Industries, Inc.

Principal
Amount*		Borrower/Tranche Description	Value

	1,688,753	Term Loan, 3.23%, Maturing October 15, 2010	$1,173,684
		Blount, Inc.
	275,947	Term Loan, 2.20%, Maturing August 9, 2010	240,073
		Doncasters (Dunde HoldCo 4 Ltd.)
	427,981	Term Loan, 2.94%, Maturing July 13, 2015	296,734
	427,981	Term Loan, 3.44%, Maturing July 13, 2015	296,734
GBP	500,000	Term Loan - Second Lien, 6.56%, Maturing January 13, 2016	374,377
		GenTek, Inc.
	498,533	Term Loan, 3.33%, Maturing February 25, 2011	433,724
		Jarden Corp.
	2,128,232	Term Loan, 3.21%, Maturing January 24, 2012	1,824,959
	1,199,354	Term Loan, 3.21%, Maturing January 24, 2012	1,028,446
		Johnson Diversey, Inc.
	1,623,517	Term Loan, 5.19%, Maturing December 16, 2011	1,444,930
		Polymer Group, Inc.
	2,299,915	Term Loan, 3.35%, Maturing November 22, 2012	1,736,436
		RBS Global, Inc.
	790,203	Term Loan, 2.94%, Maturing July 19, 2013	622,285
	3,784,836	Term Loan, 3.33%, Maturing July 19, 2013	2,980,558
		RGIS Holdings, LLC
	2,815,461	Term Loan, 3.30%, Maturing April 30, 2014	1,988,420
	140,773	Term Loan, 3.96%, Maturing April 30, 2014	99,421
		The Manitowoc Company, Inc.
	1,250,000	Term Loan, 6.50%, Maturing August 21, 2014	973,438
		Vertrue, Inc.
	839,375	Term Loan, 4.46%, Maturing August 16, 2014	610,645

			$16,124,864

Containers and Glass Products — 4.3%
		Consolidated Container Co.
	1,000,000	Term Loan - Second Lien, 5.86%, Maturing September 28, 2014	$260,625
		Crown Americas, Inc.
	606,250	Term Loan, 2.08%, Maturing November 15, 2012	541,078
		Graham Packaging Holdings Co.
	2,180,701	Term Loan, 4.51%, Maturing October 7, 2011	1,760,310
		Graphic Packaging International, Inc.

Principal
Amount*	Borrower/Tranche Description	Value

4,475,625	Term Loan, 3.09%, Maturing May 16, 2014	$3,699,104
478,069	Term Loan, 3.86%, Maturing May 16, 2014	411,588
	JSG Acquisitions
1,845,000	Term Loan, 3.29%, Maturing December 31, 2013	1,189,256
1,845,000	Term Loan, 3.54%, Maturing December 13, 2014	1,189,256
	Owens-Brockway Glass Container
1,555,938	Term Loan, 1.83%, Maturing June 14, 2013	1,349,776
	Smurfit-Stone Container Corp.
650,961	Term Loan, 2.43%, Maturing November 1, 2011	435,601
624,071	Term Loan, 2.50%, Maturing November 1, 2011	410,327
729,847	Term Loan, 3.78%, Maturing November 1, 2011	488,389
1,416,758	Term Loan, 3.86%, Maturing November 1, 2011	931,519

		$12,666,829

Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
491,806	Term Loan, 3.56%, Maturing July 31, 2013	$356,559
900,000	Term Loan - Second Lien, 6.66%, Maturing July 31, 2014	598,500
	KIK Custom Products, Inc.
975,000	Term Loan - Second Lien, 5.39%, Maturing November 30, 2014	156,000
	Prestige Brands, Inc.
1,309,880	Term Loan, 2.66%, Maturing April 7, 2011	1,146,145

		$2,257,204

Drugs — 1.5%
	Graceway Pharmaceuticals, LLC
752,813	Term Loan, 4.21%, Maturing May 3, 2012	$494,347
1,000,000	Term Loan - Second Lien, 7.96%, Maturing May 3, 2013	320,000
275,000	Term Loan, 9.71%, Maturing November 3, 2013	68,750
	Pharmaceutical Holdings Corp.
340,289	Term Loan, 3.70%, Maturing January 30, 2012	284,141
	Stiefel Laboratories, Inc.
711,731	Term Loan, 3.41%, Maturing December 28, 2013	594,295
930,522	Term Loan, 3.41%, Maturing December 28, 2013	776,986
	Warner Chilcott Corp.

Principal
Amount*		Borrower/Tranche Description	Value

	552,878	Term Loan, 3.46%, Maturing January 18, 2012	$496,070
	1,520,919	Term Loan, 3.46%, Maturing January 18, 2012	1,364,645

			$4,399,234

Ecological Services and Equipment — 1.8%
		Blue Waste B.V. (AVR Acquisition)
EUR	1,000,000	Term Loan, 5.22%, Maturing April 1, 2015	$984,308
		Cory Environmental Holdings
GBP	500,000	Term Loan - Second Lien, 8.06%, Maturing September 30, 2014	443,745
		Environmental Systems Products Holdings, Inc.
	1,165,123	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	763,855
		Kemble Water Structure, Ltd.
GBP	1,250,000	Term Loan, 10.16%, Maturing October 13, 2013	1,226,386
		Sensus Metering Systems, Inc.
	2,113,043	Term Loan, 3.13%, Maturing December 17, 2010	1,922,870

			$5,341,164

Electronics/Electrical — 3.2%
		Aspect Software, Inc.
	1,079,500	Term Loan, 4.56%, Maturing July 11, 2011	$561,340
	1,800,000	Term Loan - Second Lien, 9.19%, Maturing July 11, 2013	504,000
		FCI International S.A.S.
	215,870	Term Loan, 4.15%, Maturing November 1, 2013	153,807
	207,823	Term Loan, 4.15%, Maturing November 1, 2013	148,074
	207,823	Term Loan, 4.15%, Maturing November 1, 2013	148,074
	215,870	Term Loan, 4.15%, Maturing November 1, 2013	153,807
		Infor Enterprise Solutions Holdings
	2,909,093	Term Loan, 5.21%, Maturing July 28, 2012	1,716,365
	1,517,788	Term Loan, 5.21%, Maturing July 28, 2012	895,495
	500,000	Term Loan - Second Lien, 6.96%, Maturing March 2, 2014	107,500
	183,333	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	39,417
	316,667	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	71,250

Principal
Amount*		Borrower/Tranche Description	Value

		Network Solutions, LLC
	672,016	Term Loan, 3.26%, Maturing March 7, 2014	$386,409
		Open Solutions, Inc.
	2,063,618	Term Loan, 3.26%, Maturing January 23, 2014	846,084
		Sensata Technologies Finance Co.
	2,749,747	Term Loan, 2.93%, Maturing April 27, 2013	1,438,462
		Spectrum Brands, Inc.
	55,977	Term Loan, 4.45%, Maturing March 30, 2013	34,846
	1,134,678	Term Loan, 5.90%, Maturing March 30, 2013	706,337
		VeriFone, Inc.
	713,000	Term Loan, 3.16%, Maturing October 31, 2013	538,315
		Vertafore, Inc.
	1,213,258	Term Loan, 4.66%, Maturing January 31, 2012	916,010

			$9,365,592

Equipment Leasing — 0.5%
		AWAS Capital, Inc.
	1,686,314	Term Loan - Second Lien, 7.50%, Maturing March 22, 2013	$653,447
		The Hertz Corp.
	1,083,570	Term Loan, 2.15%, Maturing December 21, 2012	696,194
	14,807	Term Loan, 3.28%, Maturing December 21, 2012	9,513

			$1,359,154

Farming/Agriculture — 0.7%
		BF Bolthouse HoldCo, LLC
	1,150,000	Term Loan - Second Lien, 5.91%, Maturing December 16, 2013	$704,375
		Central Garden & Pet Co.
	1,868,204	Term Loan, 1.89%, Maturing February 28, 2014	1,291,396

			$1,995,771

Financial Intermediaries — 2.6%
		Citco III, Ltd.
	2,642,561	Term Loan, 3.58%, Maturing June 30, 2014	$1,691,239
		Grosvenor Capital Management
	1,449,911	Term Loan, 3.07%, Maturing December 5, 2013	768,453
		INVESTools, Inc.
	384,000	Term Loan, 3.66%, Maturing August 13, 2012	322,560
		Jupiter Asset Management Group
GBP	418,271	Term Loan, 5.29%, Maturing June 30, 2015	313,990

Principal
Amount*		Borrower/Tranche Description	Value

		LPL Holdings, Inc.
	4,020,976	Term Loan, 2.79%, Maturing December 18, 2014	$2,895,103
		Nuveen Investments, Inc.
	1,463,938	Term Loan, 3.78%, Maturing November 2, 2014	706,350
		Oxford Acquisition III, Ltd.
	902,908	Term Loan, 2.88%, Maturing May 24, 2014	381,930
		RJO Holdings Corp. (RJ O’Brien)
	469,063	Term Loan, 3.43%, Maturing July 31, 2014	218,114
		Travelex America Holdings, Inc.
	375,000	Term Loan, 5.93%, Maturing October 31, 2013	226,250
	375,000	Term Loan, 6.43%, Maturing October 31, 2014	226,250

			$7,750,239

Food Products — 3.6%
		Acosta, Inc.
	3,024,333	Term Loan, 2.66%, Maturing July 28, 2013	$2,253,128
		Advantage Sales & Marketing, Inc.
	737,495	Term Loan, 2.70%, Maturing March 29, 2013	540,215
		Black Lion Beverages III B.V.
EUR	147,059	Term Loan, 4.16%, Maturing December 31, 2013	115,116
EUR	852,941	Term Loan, 6.44%, Maturing December 31, 2014	667,674
		Dean Foods Co.
	3,406,650	Term Loan, 2.95%, Maturing April 2, 2014	3,081,124
		Pinnacle Foods Finance, LLC
	725,970	Term Loan, 3.20%, Maturing April 2, 2014	572,912
		Provimi Group SA
	252,404	Term Loan, 2.66%, Maturing June 28, 2015	171,004
	205,103	Term Loan, 2.66%, Maturing June 28, 2015	138,957
EUR	457,186	Term Loan, 4.02%, Maturing June 28, 2015	396,595
EUR	265,285	Term Loan, 4.02%, Maturing June 28, 2015	230,127
EUR	438,752	Term Loan, 4.02%, Maturing June 28, 2015	380,604
EUR	598,067	Term Loan, 4.02%, Maturing June 28, 2015	518,806
EUR	24,182	Term Loan - Second Lien, 6.02%, Maturing June 28, 2015	11,611
	282,126	Term Loan - Second Lien, 2.45%, Maturing December 28, 2016(4)	105,797

Principal
Amount*		Borrower/Tranche Description	Value

EUR	697,446	Term Loan - Second Lien, 2.86%, Maturing December 28, 2016(4)	$334,879
		Reddy Ice Group, Inc.
	1,970,000	Term Loan, 2.09%, Maturing August 9, 2012	1,142,600

			$10,661,149

Food Service — 2.5%
		AFC Enterprises, Inc.
	429,511	Term Loan, 3.75%, Maturing May 23, 2009	$347,904
		Aramark Corp.
GBP	980,000	Term Loan, 5.00%, Maturing January 27, 2014	1,157,476
		Buffets, Inc.
	1,108,550	DIP Loan, 19.00%, Maturing April 30, 2009	1,080,837
	464,102	Term Loan, 7.66%, Maturing April 30, 2009 (2)	143,872
	46,238	Term Loan, 7.66%, Maturing April 30, 2009 (2)	14,334
	140,269	Term Loan, 8.81%, Maturing May 1, 2013	29,690
	965,370	Term Loan, 7.66%, Maturing November 1, 2013 (2)	204,337
		CBRL Group, Inc.
	1,737,579	Term Loan, 4.70%, Maturing April 27, 2013	1,303,184
		NPC International, Inc.
	373,356	Term Loan, 2.76%, Maturing May 3, 2013	302,418
		OSI Restaurant Partners, LLC
	185,739	Term Loan, 4.35%, Maturing May 9, 2013	86,253
	2,157,477	Term Loan, 2.69%, Maturing May 9, 2014	1,001,878
		QCE Finance, LLC
	1,222,425	Term Loan, 3.75%, Maturing May 5, 2013	688,050
	950,000	Term Loan - Second Lien, 7.22%, Maturing November 5, 2013	382,375
		Sagittarius Restaurants, LLC
	357,983	Term Loan, 9.50%, Maturing March 29, 2013	128,874
		Selecta
EUR	741,246	Term Loan - Second Lien, 7.04%, Maturing December 28, 2015	462,682

			$7,334,164

Food/Drug Retailers — 4.7%
		General Nutrition Centers, Inc.
	3,405,478	Term Loan, 3.71%, Maturing September 16, 2013	$2,332,752
		Iceland Foods Group, Ltd.

Principal
Amount*		Borrower/Tranche Description	Value

GBP	1,250,000	Term Loan, 3.35%, Maturing May 2, 2014	$1,553,361
GBP	1,250,000	Term Loan, 4.10%, Maturing May 2, 2015	1,553,361
		Pantry, Inc. (The)
	781,298	Term Loan, 2.16%, Maturing May 15, 2014	595,740
	224,928	Term Loan, 2.16%, Maturing May 15, 2014	171,507
		Rite Aid Corp.
	6,352,000	Term Loan, 2.14%, Maturing June 1, 2014	4,001,760
	1,072,313	Term Loan, 6.00%, Maturing June 4, 2014	772,065
		Roundy’s Supermarkets, Inc.
	3,356,645	Term Loan, 3.19%, Maturing November 3, 2011	2,756,645

			$13,737,191

Forest Products — 2.7%
		Appleton Papers, Inc.
	1,329,750	Term Loan, 3.54%, Maturing June 5, 2014	$987,339
		Georgia-Pacific Corp.
	6,288,739	Term Loan, 4.10%, Maturing December 20, 2012	5,443,690
		Newpage Corp.
	1,485,000	Term Loan, 5.31%, Maturing December 5, 2014	863,776
		Xerium Technologies, Inc.
	1,235,160	Term Loan, 6.96%, Maturing May 18, 2012	685,514

			$7,980,319

Healthcare — 16.8%
		Accellent, Inc.
	2,301,576	Term Loan, 4.70%, Maturing November 22, 2012	$1,772,214
		Advanced Medical Optics, Inc.
	982,704	Term Loan, 4.38%, Maturing April 2, 2014	948,309
		Alliance Imaging, Inc.
	479,714	Term Loan, 4.11%, Maturing December 29, 2011	416,152
		American Medical Systems
	1,065,722	Term Loan, 2.69%, Maturing July 20, 2012	927,178
		AMN Healthcare, Inc.
	256,503	Term Loan, 3.21%, Maturing November 2, 2011	227,005
		AMR HoldCo, Inc.
	1,098,982	Term Loan, 4.17%, Maturing February 10, 2012	972,599
		Biomet, Inc.
	1,791,714	Term Loan, 4.46%, Maturing December 26, 2014	1,601,095
EUR	1,209,688	Term Loan, 5.96%, Maturing December 26, 2014	1,386,251

Principal
Amount*		Borrower/Tranche Description	Value

		Bright Horizons Family Solutions, Inc.
	945,250	Term Loan, 7.50%, Maturing May 15, 2015	$646,315
		Capio AB
EUR	169,803	Term Loan, 4.50%, Maturing April 24, 2015	161,975
EUR	204,134	Term Loan, 4.50%, Maturing April 24, 2015	194,723
EUR	169,803	Term Loan, 4.63%, Maturing April 16, 2016	161,975
EUR	152,245	Term Loan, 4.63%, Maturing April 24, 2016	145,226
		Cardinal Health 409, Inc.
	4,225,762	Term Loan, 3.71%, Maturing April 10, 2014	2,686,879
		Carestream Health, Inc.
	2,805,237	Term Loan, 2.84%, Maturing April 30, 2013	2,192,761
	1,000,000	Term Loan - Second Lien, 7.00%, Maturing October 30, 2013	311,250
		Carl Zeiss Vision Holding GmbH
	1,300,000	Term Loan, 2.91%, Maturing March 23, 2015	608,400
		Community Health Systems, Inc.
	336,496	Term Loan, 2.95%, Maturing July 25, 2014	286,148
	6,576,953	Term Loan, 4.45%, Maturing July 25, 2014	5,592,876
		Concentra, Inc.
	600,000	Term Loan - Second Lien, 6.96%, Maturing June 25, 2015	132,000
		ConMed Corp.
	469,639	Term Loan, 1.91%, Maturing April 13, 2013	394,497
		Convatec Cidron Healthcare B
EUR	750,000	Term Loan, 6.02%, Maturing July 30, 2016	894,279
		CRC Health Corp.
	488,750	Term Loan, 3.71%, Maturing February 6, 2013	313,615
	486,306	Term Loan, 3.71%, Maturing February 6, 2013	312,047
		Dako EQT Project Delphi
	500,000	Term Loan - Second Lien, 5.21%, Maturing December 12, 2016	162,500
		DaVita, Inc.
	547,997	Term Loan, 2.32%, Maturing October 5, 2012	504,353
		DJO Finance, LLC
	792,000	Term Loan, 3.88%, Maturing May 15, 2014	645,480
		Fenwal, Inc.
	500,000	Term Loan - Second Lien, 7.45%, Maturing August 28, 2014	175,000

Principal
Amount*	Borrower/Tranche Description	Value

	Fresenius Medical Care Holdings
495,377	Term Loan, 2.85%, Maturing March 31, 2013	$449,378
	Hanger Orthopedic Group, Inc.
703,142	Term Loan, 2.42%, Maturing May 30, 2013	625,797
	HCA, Inc.
4,143,336	Term Loan, 3.71%, Maturing November 18, 2013	3,437,556
	Health Management Association, Inc.
3,222,500	Term Loan, 3.21%, Maturing February 28, 2014	2,313,294
	HealthSouth Corp.
2,380,261	Term Loan, 4.43%, Maturing March 10, 2013	2,092,647
	Iasis Healthcare, LLC
290,670	Term Loan, 2.41%, Maturing March 14, 2014	249,976
840,006	Term Loan, 2.41%, Maturing March 14, 2014	722,405
77,901	Term Loan, 2.42%, Maturing March 14, 2014	66,995
	Ikaria Acquisition, Inc.
529,855	Term Loan, 3.42%, Maturing March 28, 2013	426,533
	IM U.S. Holdings, LLC
989,950	Term Loan, 2.84%, Maturing June 26, 2014	853,832
625,000	Term Loan - Second Lien, 4.69%, Maturing June 26, 2015	435,938
	Invacare Corp.
635,500	Term Loan, 3.28%, Maturing February 12, 2013	517,933
	LifePoint Hospitals, Inc.
2,063,187	Term Loan, 3.82%, Maturing April 15, 2012	1,856,868
	MultiPlan Merger Corp.
1,519,193	Term Loan, 2.94%, Maturing April 12, 2013	1,157,120
1,085,474	Term Loan, 2.94%, Maturing April 12, 2013	826,770
	Mylan, Inc.
588,000	Term Loan, 4.54%, Maturing October 2, 2014	539,490
	National Mentor Holdings, Inc.
1,012,440	Term Loan, 3.46%, Maturing June 29, 2013	658,086
61,600	Term Loan, 4.59%, Maturing June 29, 2013	40,040
	National Rental Institutes, Inc.
811,175	Term Loan, 3.75%, Maturing March 31, 2013	456,286
	Physiotherapy Associates, Inc.
752,254	Term Loan, 7.50%, Maturing June 27, 2013	441,949

Principal
Amount*	Borrower/Tranche Description	Value

	RadNet Management, Inc.
539,004	Term Loan, 6.45%, Maturing November 15, 2012	$431,203
	ReAble Therapeutics Finance, LLC
2,586,200	Term Loan, 3.46%, Maturing November 16, 2013	2,237,063
	Renal Advantage, Inc.
869	Term Loan, 4.50%, Maturing October 5, 2012	700
	Select Medical Holdings Corp.
2,116,315	Term Loan, 4.15%, Maturing February 24, 2012	1,677,180
	Sunrise Medical Holdings, Inc.
415,576	Term Loan, 5.15%, Maturing May 13, 2010	233,762
	Vanguard Health Holding Co., LLC
2,149,636	Term Loan, 3.27%, Maturing September 23, 2011	1,856,211
	Viant Holdings, Inc.
517,125	Term Loan, 3.71%, Maturing June 25, 2014	266,319

		$49,644,433

Home Furnishings — 2.4%
	Hunter Fan Co.
428,252	Term Loan, 4.74%, Maturing April 16, 2014	$240,892
	Interline Brands, Inc.
978,179	Term Loan, 2.04%, Maturing June 23, 2013	626,035
679,130	Term Loan, 2.04%, Maturing June 23, 2013	434,643
	National Bedding Co., LLC
1,479,899	Term Loan, 3.01%, Maturing August 31, 2011	677,054
2,050,000	Term Loan - Second Lien, 5.39%, Maturing August 31, 2012	744,833
	Sealy Mattress Co.
2,700,000	Term Loan, 6.47%, Maturing August 25, 2011	2,281,500
	Simmons Co.
2,799,380	Term Loan, 9.51%, Maturing December 19, 2011	2,127,529
1,000,000	Term Loan, 8.35%, Maturing February 15, 2012	60,000

		$7,192,486

Industrial Equipment — 4.1%
	Brand Energy and Infrastructure Services, Inc.
790,000	Term Loan, 4.74%, Maturing February 7, 2014	$462,150
	CEVA Group PLC U.S.
3,491,836	Term Loan, 3.39%, Maturing January 4, 2014	2,019,444

Principal
Amount*	Borrower/Tranche Description	Value

2,252,452	Term Loan, 3.41%, Maturing January 4, 2014	$1,302,667
1,005,694	Term Loan, 4.46%, Maturing January 4, 2014	581,626
	EPD Holdings (Goodyear Engineering Products)
146,953	Term Loan, 2.93%, Maturing July 13, 2014	72,987
1,026,074	Term Loan, 2.93%, Maturing July 13, 2014	509,617
775,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	162,750
	FR Brand Acquisition Corp.
736,875	Term Loan, 3.75%, Maturing February 7, 2014	455,020
	Generac Acquisition Corp.
1,762,302	Term Loan, 2.94%, Maturing November 7, 2013	964,861
500,000	Term Loan - Second Lien, 6.44%, Maturing April 7, 2014	143,542
	Gleason Corp.
568,403	Term Loan, 3.66%, Maturing June 30, 2013	460,407
138,408	Term Loan, 3.66%, Maturing June 30, 2013	112,111
	Jason, Inc.
405,055	Term Loan, 3.97%, Maturing April 30, 2010	293,665
	John Maneely Co.
2,688,219	Term Loan, 4.44%, Maturing December 8, 2013	1,491,962
	KION Group GmbH
250,000	Term Loan, 2.41%, Maturing December 23, 2014	101,250
250,000	Term Loan, 2.91%, Maturing December 23, 2015	101,250
	Polypore, Inc.
2,979,625	Term Loan, 2.45%, Maturing July 3, 2014	2,011,247
	Sequa Corp.
795,043	Term Loan, 3.69%, Maturing November 30, 2014	498,094
	TFS Acquisition Corp.
684,250	Term Loan, 4.96%, Maturing August 11, 2013	307,913

		$12,052,563

Insurance — 3.3%
	AmWINS Group, Inc.
992,443	Term Loan, 3.88%, Maturing June 8, 2013	$580,579
500,000	Term Loan - Second Lien, 5.84%, Maturing June 8, 2014	162,500
	Applied Systems, Inc.
1,240,466	Term Loan, 3.92%, Maturing September 26, 2013	948,956
	CCC Information Services Group, Inc.
1,570,829	Term Loan, 3.72%, Maturing February 10, 2013	1,115,289

Principal
Amount*	Borrower/Tranche Description	Value

	Conseco, Inc.
3,451,319	Term Loan, 2.39%, Maturing October 10, 2013	$2,234,729
	Crawford & Company
1,218,500	Term Loan, 3.96%, Maturing October 31, 2013	1,005,263
	Crump Group, Inc.
859,467	Term Loan, 3.41%, Maturing August 4, 2014	541,465
	Hub International Holdings, Inc.
500,778	Term Loan, 3.96%, Maturing June 13, 2014	371,827
2,228,521	Term Loan, 3.96%, Maturing June 13, 2014	1,654,677
	U.S.I. Holdings Corp.
1,822,250	Term Loan, 4.21%, Maturing May 4, 2014	1,056,905

		$9,672,190

Leisure Goods/Activities/Movies — 11.1%
	24 Hour Fitness Worldwide, Inc.
1,628,938	Term Loan, 3.43%, Maturing June 8, 2012	$1,009,941
	AMC Entertainment, Inc.
2,811,077	Term Loan, 2.14%, Maturing January 26, 2013	2,486,631
	AMF Bowling Worldwide, Inc.
1,000,000	Term Loan - Second Lien, 8.44%, Maturing December 8, 2013	150,000
	Bombardier Recreational Products
1,822,785	Term Loan, 4.22%, Maturing June 28, 2013	861,266
	Butterfly Wendel US, Inc.
287,796	Term Loan, 3.19%, Maturing June 22, 2013	186,708
287,890	Term Loan, 2.69%, Maturing June 22, 2014	186,768
	Carmike Cinemas, Inc.
723,511	Term Loan, 5.19%, Maturing May 19, 2012	552,280
989,744	Term Loan, 6.13%, Maturing May 19, 2012	755,504
	Cedar Fair, L.P.
1,460,043	Term Loan, 2.41%, Maturing August 30, 2012	1,110,849
	Cinemark, Inc.
3,531,677	Term Loan, 2.53%, Maturing October 5, 2013	3,180,275
	Deluxe Entertainment Services
1,065,018	Term Loan, 3.58%, Maturing January 28, 2011	548,484
59,055	Term Loan, 3.71%, Maturing January 28, 2011	30,413
104,273	Term Loan, 3.71%, Maturing January 28, 2011	53,701
	Easton-Bell Sports, Inc.

Principal
Amount*	Borrower/Tranche Description	Value

1,230,786	Term Loan, 2.92%, Maturing March 16, 2012	$898,474
	Fender Musical Instruments Corp.
333,885	Term Loan, 2.66%, Maturing June 9, 2014	208,678
657,759	Term Loan, 3.71%, Maturing June 9, 2014	411,100
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
9,000	DIP Loan, 0.00%, Maturing March 31, 2010 (4) (5)	9,000
	Mega Blocks, Inc.
1,592,250	Term Loan, 8.75%, Maturing July 26, 2012	358,256
	Metro-Goldwyn-Mayer Holdings, Inc.
7,835,864	Term Loan, 4.22%, Maturing April 8, 2012	3,612,333
	National CineMedia, LLC
2,750,000	Term Loan, 3.75%, Maturing February 13, 2015	1,752,143
	Regal Cinemas Corp.
4,447,474	Term Loan, 5.21%, Maturing November 10, 2010	4,047,201
	Revolution Studios Distribution Co., LLC
1,034,388	Term Loan, 4.16%, Maturing December 21, 2014	682,696
800,000	Term Loan, 7.41%, Maturing June 21, 2015	128,000
	Six Flags Theme Parks, Inc.
1,107,813	Term Loan, 2.92%, Maturing April 30, 2015	772,700
	Southwest Sports Group, LLC
1,875,000	Term Loan, 4.00%, Maturing December 22, 2010	1,453,125
	Ticketmaster
1,750,000	Term Loan, 6.64%, Maturing July 22, 2014	1,295,000
	Universal City Development Partners, Ltd.
1,721,345	Term Loan, 6.00%, Maturing June 9, 2011	1,583,638
	WMG Acquisition Corp.
875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (4)	682,500
3,336,120	Term Loan, 3.34%, Maturing February 28, 2011	2,798,171
	Zuffa, LLC
1,355,020	Term Loan, 2.44%, Maturing June 20, 2016	992,552

		$32,798,387

Lodging and Casinos — 1.8%
	Ameristar Casinos, Inc.
1,067,000	Term Loan, 2.41%, Maturing November 10, 2012	$650,870

Principal
Amount*	Borrower/Tranche Description	Value

	LodgeNet Entertainment Corp.
2,191,345	Term Loan, 3.46%, Maturing April 4, 2014	$1,150,456
	New World Gaming Partners, Ltd.
1,010,625	Term Loan, 3.94%, Maturing June 30, 2014	466,151
204,167	Term Loan, 3.94%, Maturing June 30, 2014	94,172
	Penn National Gaming, Inc.
371,939	Term Loan, 2.77%, Maturing October 3, 2012	337,302
	Venetian Casino Resort/Las Vegas Sands, Inc.
860,675	Term Loan, 2.16%, Maturing May 14, 2014	425,427
3,408,100	Term Loan, 2.16%, Maturing May 23, 2014	1,684,607
	Wimar OpCo, LLC
1,883,308	Term Loan, 6.50%, Maturing January 3, 2012	555,576

		$5,364,561

Nonferrous Metals/Minerals — 2.1%
	Alpha Natural Resources, LLC
815,937	Term Loan, 3.00%, Maturing October 26, 2012	$744,543
	Euramax International, Inc.
583,289	Term Loan, 8.75%, Maturing June 28, 2012	226,025
503,822	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	100,764
249,928	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	49,986
	Murray Energy Corp.
895,125	Term Loan, 6.94%, Maturing January 28, 2010	796,661
	Noranda Aluminum Acquisition
2,230,769	Term Loan, 4.24%, Maturing May 18, 2014	1,265,961
	Novelis, Inc.
623,320	Term Loan, 3.46%, Maturing June 28, 2014	397,678
1,371,305	Term Loan, 3.46%, Maturing June 28, 2014	874,892
	Oxbow Carbon and Mineral Holdings
210,322	Term Loan, 2.41%, Maturing May 8, 2014	144,465
2,349,282	Term Loan, 2.81%, Maturing May 8, 2014	1,613,663

		$6,214,638

Oil and Gas — 2.6%
	Atlas Pipeline Partners, L.P.

Principal
Amount*	Borrower/Tranche Description	Value

1,500,000	Term Loan, 3.16%, Maturing July 20, 2014	$1,275,000
	Big West Oil, LLC
398,750	Term Loan, 4.50%, Maturing May 1, 2014	189,406
317,188	Term Loan, 4.50%, Maturing May 1, 2014	150,664
	Dresser, Inc.
1,431,601	Term Loan, 4.41%, Maturing May 4, 2014	1,039,254
1,000,000	Term Loan - Second Lien, 7.99%, Maturing May 4, 2015	495,000
	Dynegy Holdings, Inc.
1,385,342	Term Loan, 1.91%, Maturing April 2, 2013	1,174,077
112,661	Term Loan, 1.91%, Maturing April 2, 2013	95,480
	Enterprise GP Holdings, L.P.
1,113,750	Term Loan, 3.25%, Maturing October 31, 2014	1,013,513
	Niska Gas Storage
46,882	Term Loan, 2.08%, Maturing May 13, 2011	37,037
65,273	Term Loan, 2.09%, Maturing May 13, 2011	51,566
96,359	Term Loan, 4.85%, Maturing May 13, 2011	76,124
597,100	Term Loan, 4.85%, Maturing May 12, 2013	471,709
	Targa Resources, Inc.
1,365,968	Term Loan, 3.46%, Maturing October 31, 2012	965,284
949,954	Term Loan, 5.93%, Maturing October 31, 2012	671,301

		$7,705,415

Publishing — 8.9%
	American Media Operations, Inc.
4,165,712	Term Loan, 3.95%, Maturing January 31, 2013	$2,499,427
	Aster Zweite Beteiligungs GmbH
775,000	Term Loan, 6.13%, Maturing September 27, 2013	375,875
	CanWest MediaWorks, Ltd.
788,000	Term Loan, 4.20%, Maturing July 10, 2014	447,190
	Dex Media West, LLC
2,370,000	Term Loan, 7.00%, Maturing October 24, 2014	1,303,500
	GateHouse Media Operating, Inc.
871,739	Term Loan, 2.57%, Maturing August 28, 2014	225,926
675,000	Term Loan, 2.66%, Maturing August 28, 2014	174,938
2,078,261	Term Loan, 4.20%, Maturing August 28, 2014	538,617
	Idearc, Inc.

Principal
Amount*		Borrower/Tranche Description	Value

	10,295,197	Term Loan, 3.42%, Maturing November 17, 2014	$3,575,007
		Laureate Education, Inc.
	350,720	Term Loan, 4.41%, Maturing August 17, 2014	217,885
	2,343,625	Term Loan, 4.41%, Maturing August 17, 2014	1,455,977
		Local Insight Regatta Holdings, Inc.
	1,691,500	Term Loan, 7.75%, Maturing April 23, 2015	803,463
		MediaNews Group, Inc.
	703,000	Term Loan, 4.66%, Maturing August 2, 2013	236,208
		Mediannuaire Holding
EUR	500,000	Term Loan - Second Lien, 6.66%, Maturing April 10, 2016	88,561
		Merrill Communications, LLC
	1,273,965	Term Loan, 4.32%, Maturing February 9, 2009	872,666
	1,000,000	Term Loan - Second Lien, 8.70%, Maturing November 15, 2013	300,000
		Nebraska Book Co., Inc.
	1,380,374	Term Loan, 6.38%, Maturing March 4, 2011	1,021,477
		Nelson Education, Ltd.
	493,750	Term Loan, 3.96%, Maturing July 5, 2014	283,906
		Nielsen Finance, LLC
	784,545	Term Loan, 3.88%, Maturing August 9, 2013	627,636
		Philadelphia Newspapers, LLC
	708,076	Term Loan, 0.00%, Maturing June 29, 2013 (3)	118,013
		R.H. Donnelley Corp.
	2,802,577	Term Loan, 6.75%, Maturing June 30, 2010	1,824,010
		Reader’s Digest Association, Inc. (The)
	3,242,250	Term Loan, 3.61%, Maturing March 2, 2014	1,296,900
		SGS International, Inc.
	633,572	Term Loan, 4.14%, Maturing December 30, 2011	411,822
		Source Interlink Companies, Inc.
	1,984,887	Term Loan, 5.45%, Maturing August 1, 2014	1,081,763
		Trader Media Corp.
GBP	2,334,000	Term Loan, 3.78%, Maturing March 23, 2015	1,481,225
		Tribune Co.
	1,546,802	Term Loan, 0.00%, Maturing May 17, 2009 (3)	434,651
	1,989,950	Term Loan, 0.00%, Maturing May 17, 2014 (3)	440,276
	1,935,388	Term Loan, 0.00%, Maturing May 17, 2014 (3)	541,218

Principal
Amount*		Borrower/Tranche Description	Value

		Xsys, Inc.
	1,856,807	Term Loan, 6.13%, Maturing September 27, 2013	$900,552
	1,896,271	Term Loan, 6.13%, Maturing September 27, 2014	919,691
		Yell Group, PLC
	2,600,000	Term Loan, 3.41%, Maturing February 10, 2013	1,629,334

			$26,127,714

Radio and Television — 6.3%
		Block Communications, Inc.
	824,500	Term Loan, 3.46%, Maturing December 22, 2011	$692,580
		Citadel Broadcasting Corp.
	1,000,000	Term Loan, 2.17%, Maturing June 12, 2014	425,000
		CMP KC, LLC
	963,688	Term Loan, 4.41%, Maturing May 5, 2013	551,133
		CMP Susquehanna Corp.
	1,315,000	Term Loan, 2.42%, Maturing May 5, 2013	387,925
		Emmis Operating Co.
	765,911	Term Loan, 3.07%, Maturing November 2, 2013	337,001
		Gray Television, Inc.
	1,092,194	Term Loan, 2.52%, Maturing January 19, 2015	484,205
		HIT Entertainment, Inc.
	750,335	Term Loan, 4.96%, Maturing March 20, 2012	339,526
		NEP II, Inc.
	614,056	Term Loan, 2.66%, Maturing February 16, 2014	460,542
		Nexstar Broadcasting, Inc.
	1,772,066	Term Loan, 3.21%, Maturing October 1, 2012	1,045,519
	1,676,608	Term Loan, 3.21%, Maturing October 1, 2012	989,198
		NextMedia Operating, Inc.
	68,108	Term Loan, 5.12%, Maturing November 15, 2012	35,586
	153,244	Term Loan, 5.17%, Maturing November 15, 2012	80,070
		PanAmSat Corp.
	2,460,077	Term Loan, 3.93%, Maturing January 3, 2014	2,129,723
	2,459,332	Term Loan, 3.93%, Maturing January 3, 2014	2,129,078
	2,459,332	Term Loan, 3.93%, Maturing January 3, 2014	2,129,078
		Paxson Communications Corp.
	2,500,000	Term Loan, 4.34%, Maturing January 15, 2012	987,500
		Raycom TV Broadcasting, LLC

Principal
Amount*		Borrower/Tranche Description	Value

	875,000	Term Loan, 1.94%, Maturing June 25, 2014	$656,250
		SFX Entertainment
	1,059,626	Term Loan, 4.26%, Maturing June 21, 2013	778,825
		Sirius Satellite Radio, Inc.
	493,750	Term Loan, 2.69%, Maturing December 19, 2012	357,969
		Univision Communications, Inc.
	3,889,375	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	3,403,203
		Young Broadcasting, Inc.
	709,275	Term Loan, 5.24%, Maturing November 3, 2012	283,119

			$18,683,030

Rail Industries — 1.1%
		Kansas City Southern Railway Co.
	1,974,375	Term Loan, 3.10%, Maturing April 26, 2013	$1,740,741
		Rail America, Inc.
	94,240	Term Loan, 5.44%, Maturing August 14, 2009	86,230
	1,455,760	Term Loan, 5.44%, Maturing August 13, 2010	1,332,020

			$3,158,991

Retailers (Except Food and Drug) — 4.1%
		American Achievement Corp.
	255,161	Term Loan, 2.59%, Maturing March 25, 2011	$188,819
		Amscan Holdings, Inc.
	491,250	Term Loan, 3.93%, Maturing May 25, 2013	335,278
		Claire’s Stores, Inc.
	344,750	Term Loan, 3.48%, Maturing May 24, 2014	126,791
		Cumberland Farms, Inc.
	1,532,628	Term Loan, 2.90%, Maturing September 29, 2013	1,256,755
		Educate, Inc.
	500,000	Term Loan - Second Lien, 6.71%, Maturing June 14, 2014	125,000
		FTD, Inc.
	1,446,375	Term Loan, 6.75%, Maturing July 31, 2014	1,251,114
		Harbor Freight Tools USA, Inc.
	637,307	Term Loan, 9.75%, Maturing July 15, 2010	398,317
		Josten’s Corp.
	1,509,741	Term Loan, 2.45%, Maturing October 4, 2011	1,321,024
		Orbitz Worldwide, Inc.
	1,165,250	Term Loan, 4.24%, Maturing July 25, 2014	518,536

Principal
Amount*		Borrower/Tranche Description	Value

		Oriental Trading Co., Inc.
	1,125,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	$289,688
	2,560,678	Term Loan, 3.98%, Maturing July 31, 2013	1,433,980
		Rover Acquisition Corp.
	2,205,000	Term Loan, 3.55%, Maturing October 26, 2013	1,775,025
		Savers, Inc.
	334,930	Term Loan, 3.20%, Maturing August 11, 2012	281,341
	366,425	Term Loan, 3.20%, Maturing August 11, 2012	307,797
		The Yankee Candle Company, Inc.
	3,123,519	Term Loan, 3.40%, Maturing February 6, 2014	1,717,936
		Vivarte
EUR	740,094	Term Loan, 4.45%, Maturing May 29, 2015	431,165
EUR	740,094	Term Loan, 4.95%, Maturing May 29, 2016	431,165

			$12,189,731

Steel — 0.6%
		Algoma Acquisition Corp.
	1,040,806	Term Loan, 2.95%, Maturing June 20, 2013	$668,718
		Niagara Corp.
	1,999,575	Term Loan, 5.46%, Maturing June 29, 2014	1,049,777

			$1,718,495

Surface Transport — 0.5%
		Gainey Corp.
	1,217,425	Term Loan, 0.00%, Maturing April 20, 2012 (3)	$150,961
		Oshkosh Truck Corp.
	825,221	Term Loan, 2.89%, Maturing December 6, 2013	576,623
		Ozburn-Hessey Holding Co., LLC
	483,192	Term Loan, 4.16%, Maturing August 9, 2012	374,474
		Swift Transportation Co., Inc.
	805,814	Term Loan, 5.49%, Maturing May 10, 2014	369,416

			$1,471,474

Telecommunications — 6.8%
		Alaska Communications Systems Holdings, Inc.
	985,347	Term Loan, 3.21%, Maturing February 1, 2012	$846,578
		Asurion Corp.
	1,900,000	Term Loan, 4.33%, Maturing July 13, 2012	1,387,000

Principal
Amount*		Borrower/Tranche Description	Value

	1,000,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	$560,000
		Centennial Cellular Operating Co., LLC
	4,445,833	Term Loan, 3.51%, Maturing February 9, 2011	4,328,437
		CommScope, Inc.
	1,961,597	Term Loan, 3.68%, Maturing November 19, 2014	1,672,261
		FairPoint Communications, Inc.
	4,425,000	Term Loan, 5.75%, Maturing March 31, 2015	2,771,156
		Intelsat Subsidiary Holding Co.
	953,063	Term Loan, 3.93%, Maturing July 3, 2013	845,247
		Iowa Telecommunications Services
	1,616,000	Term Loan, 3.09%, Maturing November 23, 2011	1,393,800
		IPC Systems, Inc.
	500,000	Term Loan - Second Lien, 6.75%, Maturing May 31, 2015	95,834
		Macquarie UK Broadcast Ventures, Ltd.
GBP	754,894	Term Loan, 3.59%, Maturing December 26, 2014	696,053
		NTelos, Inc.
	1,159,783	Term Loan, 2.66%, Maturing August 24, 2011	1,041,630
		Palm, Inc.
	765,313	Term Loan, 3.91%, Maturing April 24, 2014	355,870
		Stratos Global Corp.
	987,000	Term Loan, 3.95%, Maturing February 13, 2012	848,820
		Trilogy International Partners
	850,000	Term Loan, 4.96%, Maturing June 29, 2012	361,250
		Windstream Corp.
	3,043,557	Term Loan, 2.59%, Maturing July 17, 2013	2,769,637

			$19,973,573

Utilities — 1.8%
		AEI Finance Holding, LLC
	269,751	Revolving Loan, 3.41%, Maturing March 30, 2012	$161,176
	1,923,302	Term Loan, 4.46%, Maturing March 30, 2014	1,149,173
		Astoria Generating Co.
	1,000,000	Term Loan - Second Lien, 4.11%, Maturing August 23, 2013	720,000
		BRSP, LLC
	1,658,831	Term Loan, 5.55%, Maturing July 13, 2009	1,418,300

Principal
Amount*		Borrower/Tranche Description	Value

		Electricinvest Holding Co.
GBP	480,000	Term Loan, 6.12%, Maturing October 24, 2012	$477,366
EUR	476,616	Term Loan, 6.53%, Maturing October 24, 2012	418,790
		Pike Electric, Inc.
	146,240	Term Loan, 1.88%, Maturing July 1, 2012	132,347
	339,771	Term Loan, 1.88%, Maturing December 10, 2012	307,493
		TXU Texas Competitive Electric Holdings Co., LLC
	339,381	Term Loan, 3.91%, Maturing October 10, 2014	237,397
	333,119	Term Loan, 4.75%, Maturing October 10, 2014	233,267

			$5,255,309

Total Senior Floating-Rate Interests (identified cost $713,209,428)			$466,373,935

Corporate Bonds & Notes — 9.8%

Principal Amount
(000’s omitted)		Security	Value

Aerospace and Defense — 0.0%
		Alion Science and Technologies Corp.
	$145	10.25%, 2/1/15	$58,000
		Hawker Beechcraft Acquisition
	125	9.75%, 4/1/17	23,125
		Vought Aircraft Industries, Inc., Sr. Notes
	85	8.00%, 7/15/11	52,275

			$133,400

Air Transport — 0.1%
		Continental Airlines
	$207	7.033%, 6/15/11	$149,094

			$149,094

Automotive — 0.1%
		Altra Industrial Motion, Inc.
	$335	9.00%, 12/1/11	$324,950
		Commercial Vehicle Group, Inc., Sr. Notes
	100	8.00%, 7/1/13	45,500
		Tenneco, Inc., Sr. Notes
	40	8.125%, 11/15/15	14,000

			$384,450

Principal Amount
(000’s omitted)		Security	Value

Broadcast Radio and Television — 0.0%
		Warner Music Group, Sr. Sub. Notes
	$85	7.375%, 4/15/14	$54,400

			$54,400

Brokers/Dealers/Investment Houses — 0.0%
		Nuveen Investments, Inc., Sr. Notes
	$115	10.50%, 11/15/15 (6)	$32,200

			$32,200

Building and Development — 0.5%
		Grohe Holding GMBH, Variable Rate
EUR	2,000	5.487%, 1/15/14	$1,145,958
		Panolam Industries International, Sr. Sub. Notes
	425	10.75%, 10/1/13	172,125
		Ply Gem Industries, Inc., Sr. Notes
	35	11.75%, 6/15/13	19,600
		Texas Industries Inc., Sr. Notes
	115	7.25%, 7/15/13 (6)	87,400

			$1,425,083

Business Equipment and Services — 0.5%
		Affinion Group, Inc.
	$95	10.125%, 10/15/13	$74,575
	205	11.50%, 10/15/15	134,275
		Ceridian Corp., Sr. Notes
	275	11.25%, 11/15/15 (6)	149,875
		Education Management, LLC, Sr. Notes
	415	8.75%, 6/1/14	355,862
		First Data Corp.
	15	9.875%, 9/24/15	8,475
		MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14 (6)	111,350
		Ticketmaster, Sr. Notes
	185	10.75%, 8/1/16 (6)	111,925
		Travelport, LLC
	350	9.875%, 9/1/14	140,000
		West Corp.
	380	9.50%, 10/15/14	260,300

			$1,346,637

Cable and Satellite Television — 0.1%
		Cablevision Systems Corp., Sr. Notes, Series B
	$50	8.00%, 4/15/12	$48,500
		Kabel Deutschland GmbH
	190	10.625%, 7/1/14	184,300
		Mediacom Broadband Corp., Sr. Notes
	120	8.50%, 10/15/15	103,800
		National Cable PLC
	40	8.75%, 4/15/14	34,200

Principal Amount
(000’s omitted)	Security	Value

		$370,800

Chemicals and Plastics — 0.2%
	CII Carbon, LLC
$185	11.125%, 11/15/15(6)	$128,575
	Nova Chemicals Corp., Sr. Notes, Variable Rate
195	5.72%, 11/15/13	52,650
	Reichhold Industries, Inc., Sr. Notes
445	9.00%, 8/15/14(6)	304,825

		$486,050

Clothing/Textiles — 0.4%
	Levi Strauss & Co., Sr. Notes
$785	9.75%, 1/15/15	$650,569
75	8.875%, 4/1/16	58,125
	Oxford Industries, Inc., Sr. Notes
490	8.875%, 6/1/11	369,950
	Perry Ellis International, Inc., Sr. Sub. Notes
360	8.875%, 9/15/13	217,800

		$1,296,444

Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
$155	11.75%, 8/1/16	$101,525
175	8.875%, 9/1/16	123,375

		$224,900

Containers and Glass Products — 0.6%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$2,000	5.844%, 2/15/15	$1,460,000
	Intertape Polymer US, Inc., Sr. Sub. Notes
310	8.50%, 8/1/14	204,987
	Pliant Corp.
345	11.625%, 6/15/09(2)(3)	176,110
	Solo Cup Co.
25	8.50%, 2/15/14	16,875
	Stone Container Corp., Sr. Notes
45	8.375%, 7/1/12 (3)	4,950

		$1,862,922

Ecological Services and Equipment — 0.2%
	Environmental Systems Products Holdings, Inc., Jr. Notes
$373	18.00%, 3/31/15(2)(5)	$269,280
	Waste Services, Inc., Sr. Sub. Notes
440	9.50%, 4/15/14	341,000

		$610,280

Principal Amount
(000’s omitted)	Security	Value

Electronics/Electrical — 0.2%
	Advanced Micro Devices, Inc., Sr. Notes
$220	7.75%, 11/1/12	$73,150
	Amkor Technologies, Inc., Sr. Notes
40	7.125%, 3/15/11	28,750
50	7.75%, 5/15/13	29,187
190	9.25%, 6/1/16	106,400
	Avago Technologies Finance
170	10.125%, 12/1/13	138,550
215	11.875%, 12/1/15	161,250
	NXP BV/NXP Funding, LLC, Variable Rate
775	3.844%, 10/15/13	188,906

		$726,193

Equipment Leasing — 0.0%
	Hertz Corp.
$25	8.875%, 1/1/14	$16,437

		$16,437

Financial Intermediaries — 0.4%
	Ford Motor Credit Co.
$345	7.375%, 10/28/09	$309,276
	Ford Motor Credit Co., Sr. Notes
440	5.70%, 1/15/10	372,850
415	7.875%, 6/15/10	342,894
15	9.875%, 8/10/11	11,159
	General Motors Acceptance Corp., Variable Rate
110	3.399%, 5/15/09	102,987

		$1,139,166

Food Products — 0.2%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$520	11.50%, 11/1/11	$449,800

		$449,800

Food Service — 0.2%
	Aramark Services, Inc.
$85	8.50%, 2/1/15	$83,088
	El Pollo Loco, Inc.
370	11.75%, 11/15/13	284,900
	NPC International, Inc., Sr. Sub. Notes
340	9.50%, 5/1/14	270,300

		$638,288

Principal Amount
(000’s omitted)	Security	Value

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
$665	7.584%, 3/15/14(2)	$402,325
	General Nutrition Center, Sr. Sub. Notes
385	10.75%, 3/15/15	271,425

		$673,750

Forest Products — 0.2%
	Jefferson Smurfit Corp., Sr. Notes
$90	8.25%, 10/1/12(3)	$10,350
75	7.50%, 6/1/13(3)	9,375
	NewPage Corp.
520	10.00%, 5/1/12	202,800
345	12.00%, 5/1/13	84,525
	NewPage Corp., Variable Rate
135	9.443%, 5/1/12	46,575
	Smurfit-Stone Container Enterprises, Inc., Sr. Notes
300	8.00%, 3/15/17(3)	33,000
	Verso Paper Holdings, LLC/Verso Paper, Inc.
265	11.375%, 8/1/16	75,525

		$462,150

Healthcare — 0.9%
	Accellent, Inc.
$285	10.50%, 12/1/13	$203,775
	Advanced Medical Optics, Inc., Sr. Sub. Notes
45	7.50%, 5/1/17	50,175
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
325	10.00%, 2/15/15	328,250
	DJO Finance, LLC/DJO Finance Corp.
190	10.875%, 11/15/14	141,550
	HCA, Inc.
135	9.125%, 11/15/14	129,938
175	9.25%, 11/15/16	167,563
	MultiPlan Inc., Sr. Sub. Notes
485	10.375%, 4/15/16(6)	375,875
	National Mentor Holdings, Inc.
315	11.25%, 7/1/14	244,125
	Res-Care, Inc., Sr. Notes
195	7.75%, 10/15/13	164,775
	US Oncology, Inc.
265	9.00%, 8/15/12	247,775
515	10.75%, 8/15/14	466,075

		$2,519,876

Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
$115	8.125%, 6/15/14	$92,575

		$92,575

Principal Amount
(000’s omitted)	Security	Value

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
$195	9.125%, 10/15/15	$155,025
	ESCO Corp., Sr. Notes
145	8.625%, 12/15/13(6)	113,825
	ESCO Corp., Sr. Notes, Variable Rate
145	5.871%, 12/15/13(6)	94,975

		$363,825

Insurance — 0.0%
	Alliant Holdings I, Inc.
$100	11.00%, 5/1/15(6)	$66,000

		$66,000

Leisure Goods/Activities/Movies — 0.3%
	Bombardier, Inc., Sr. Notes
$130	8.00%, 11/15/14(6)	$111,800
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
195	12.50%, 4/1/13(3) (6)	1,219
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
360	0.00%, 4/1/12(3) (6)	5,400
	Marquee Holdings, Inc., Sr. Disc. Notes
665	9.505%, 8/15/14	432,250
	Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	60,325
35	6.875%, 12/1/13	21,175
25	7.25%, 6/15/16	14,375
50	7.25%, 3/15/18	30,250
	Universal City Development Partners, Sr. Notes
240	11.75%, 4/1/10	185,400

		$862,194

Lodging and Casinos — 0.9%
	Buffalo Thunder Development Authority
$480	9.375%, 12/15/14(6)	$45,600
	CCM Merger, Inc.
325	8.00%, 8/1/13(6)	138,125
	Chukchansi EDA, Sr. Notes, Variable Rate
280	6.095%, 11/15/12(6)	142,800
	Fontainebleau Las Vegas Casino, LLC
485	11.00%, 6/15/15(6)	55,775

Principal Amount
(000’s omitted)	Security	Value

	Galaxy Entertainment Finance
$300	9.875%, 12/15/12(6)	$157,500
	Greektown Holdings, LLC, Sr. Notes
95	10.75%, 12/1/13(3) (6)	18,525
	Host Hotels and Resorts, LP, Sr. Notes
240	6.75%, 6/1/16	193,200
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
145	11.00%, 11/1/12(6)	78,300
	Inn of the Mountain Gods, Sr. Notes
500	12.00%, 11/15/10	102,500
	Majestic HoldCo, LLC
140	12.50%, 10/15/11(6)	1,400
	MGM Mirage, Inc.
20	7.50%, 6/1/16	10,900
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	85,400
215	7.125%, 8/15/14	120,400
230	6.875%, 2/15/15	124,200
	OED Corp./Diamond Jo, LLC
475	8.75%, 4/15/12	344,375
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
25	8.25%, 3/15/12	23,000
140	7.50%, 6/15/15	102,200
	Pokagon Gaming Authority, Sr. Notes
102	10.375%, 6/15/14(6)	89,760
	San Pasqual Casino
110	8.00%, 9/15/13(6)	84,150
	Scientific Games Corp.
60	7.875%, 6/15/16(6)	53,400
	Seminole Hard Rock Entertainment, Variable Rate
175	4.496%, 3/15/14(6)	84,000
	Trump Entertainment Resorts, Inc.
40	8.50%, 6/1/15(3)	6,100
	Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(6)	237,150
	Waterford Gaming, LLC, Sr. Notes
307	8.625%, 9/15/14(6)	204,155
	Wynn Las Vegas, LLC
390	6.625%, 12/1/14	286,163

		$2,789,078

Nonferrous Metals/Minerals — 0.2%
	Aleris International, Inc., Sr. Notes
$490	9.00%, 12/15/14	$31,850
	FMG Finance PTY, Ltd.
675	10.625%, 9/1/16(6)	442,125

Principal Amount
(000’s omitted)	Security	Value

	Freeport-McMoran Copper & Gold, Inc., Sr. Notes
$95	8.375%, 4/1/17	$78,959

		$552,934

Oil and Gas — 1.2%
	Allis-Chalmers Energy, Inc., Sr. Notes
$335	9.00%, 1/15/14	$179,225
	Cimarex Energy Co., Sr. Notes
120	7.125%, 5/1/17	104,400
	Clayton Williams Energy, Inc.
175	7.75%, 8/1/13	110,250
	Compton Pet Finance Corp.
360	7.625%, 12/1/13	142,200
	Denbury Resources, Inc., Sr. Sub. Notes
50	7.50%, 12/15/15	41,750
	El Paso Corp., Sr. Notes
225	9.625%, 5/15/12	212,979
	Encore Acquisition Co., Sr. Sub. Notes
155	7.25%, 12/1/17	125,550
	Forbes Energy Services, Sr. Notes
310	11.00%, 2/15/15	187,550
	OPTI Canada, Inc., Sr. Notes
95	7.875%, 12/15/14	42,750
180	8.25%, 12/15/14	83,700

Principal Amount
(000’s omitted)	Security	Value

	Parker Drilling Co., Sr. Notes
$100	9.625%, 10/1/13	$74,500
	Petrohawk Energy Corp., Sr. Notes
795	9.125%, 7/15/13	735,375
120	7.875%, 6/1/15(6)	101,100
	Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	72,450
	Petroplus Finance, Ltd.
465	7.00%, 5/1/17(6)	339,450
	Plains Exploration & Production Co.
175	7.00%, 3/15/17	147,219
	Quicksilver Resources, Inc.
25	8.25%, 8/1/15	20,250
290	7.125%, 4/1/16	201,550
	Sandridge Energy, Inc., Sr. Notes
290	8.00%, 6/1/18(6)	230,550
	SemGroup L.P., Sr. Notes
540	8.75%, 11/15/15(3)(6)	21,600
	SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	48,600
	Stewart & Stevenson, LLC, Sr. Notes
415	10.00%, 7/15/14	263,525
	VeraSun Energy Corp.
105	9.875%, 12/15/12	61,950

		$3,548,473

Publishing — 0.2%
	Dex Media West/Finance, Series B
$112	9.875%, 8/15/13	$32,760
	Harland Clarke Holdings
35	9.50%, 5/15/15	15,575
	Local Insight Regatta Holdings, Inc.
90	11.00%, 12/1/17	22,950
	Nielsen Finance, LLC
620	10.00%, 8/1/14	551,800
145	12.50%, 8/1/16	59,450
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
455	9.00%, 2/15/17	43,794

		$726,329

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
$175	7.50%, 3/1/14	$122,500
	Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	236,600
100	7.375%, 6/1/14	86,500

Principal Amount
(000’s omitted)	Security	Value

$190	8.00%, 6/1/15	$171,950

		$617,550

Retailers (Except Food and Drug) — 0.3%
	Amscan Holdings, Inc., Sr. Sub. Notes
$400	8.75%, 5/1/14	$240,000
	Neiman Marcus Group, Inc.
535	9.00%, 10/15/15	240,750
165	10.375%, 10/15/15	75,900
	Sally Holdings, LLC
10	9.25%, 11/15/14	9,250
	Sally Holdings, LLC, Sr. Notes
20	10.50%, 11/15/16	16,600
	Toys “R” Us
195	7.375%, 10/15/18	70,200
	Yankee Acquisition Corp., Series B
545	8.50%, 2/15/15	264,325

		$917,025

Steel — 0.1%
	RathGibson, Inc., Sr. Notes
$445	11.25%, 2/15/14	$100,125
	Steel Dynamics, Inc., Sr. Notes
205	7.375%, 11/1/12	185,525

		$285,650

Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
$210	10.00%, 9/1/14(6)	$156,450

		$156,450

Telecommunications — 0.8%
	Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
$195	10.125%, 6/15/13	$202,313
	Digicel Group, Ltd., Sr. Notes
300	9.25%, 9/1/12(6)	265,500
100	8.875%, 1/15/15(6)	74,000
782	9.125%, 1/15/15(6)	539,580
	Nortel Networks, Ltd.
130	10.75%, 7/15/16(3)	21,775
390	10.75%, 7/15/16(3)(6)	65,325
	Qwest Corp., Sr. Notes, Variable Rate
925	5.246%, 6/15/13	795,500
	Windstream Corp., Sr. Notes
190	8.125%, 8/1/13	188,100
60	8.625%, 8/1/16	59,400

		$2,211,493

Principal Amount
(000’s omitted)	Security	Value

Utilities — 0.3%
	AES Corp.
$55	8.00%, 10/15/17	$51,975
	Edison Mission Energy, Sr. Notes
25	7.50%, 6/15/13	24,125
	NGC Corp.
390	7.625%, 10/15/26	220,350
	NRG Energy, Inc.
165	7.25%, 2/1/14	157,988
355	7.375%, 1/15/17	333,700
	Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	16,450

		$804,588

Total Corporate Bonds & Notes (identified cost $45,766,760)		$28,996,484

Asset-Backed Securities — 0.5%

Principal Amount
(000’s omitted)	Security	Value

$565	Alzette European CLO SA, Series 2004-1A, Class E2, 9.83%, 12/15/20(7)	$277,518
760	Avalon Capital Ltd. 3, Series 1A, Class D, 4.103%, 2/24/19(6)(7)	103,132
1,000	Babson Ltd., Series 2005-1A, Class C1, 3.044%, 4/15/19(6)(7)	103,200
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.144%, 1/15/19(6)(7)	127,700
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 4.74%, 8/11/16(6)(7)	132,800
1,000	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 7.693%, 3/8/17(7)	164,800
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.893%, 7/17/19(7)	96,825
750	Comstock Funding Ltd., Series 2006-1A, Class D, 6.453%, 5/30/20(6)(7)	83,775

Principal Amount
(000’s omitted)	Security	Value
$1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.724%, 7/30/16(6)(7)	$192,750
1,000	First CLO, Ltd., Series 2004-1A1, Class C, 3.46%, 7/27/16(6)(7)	140,500
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.909%, 4/25/21(6)(7)	101,600

Total Asset-Backed Securities (identified cost $10,079,942)		$1,524,600

Convertible Preferred Stocks — 0.0%

Shares	Security	Value

Telecommunications — 0.0%
484	Crown Castle International Corp., 6.25%(2)	$20,570

Total Convertible Preferred Stocks (identified cost $23,003)		$20,570

Common Stocks — 0.0%

Shares	Security	Value

Commercial Services — 0.0%
6,211	Environmental Systems Products Holdings, Inc.(5)(8)(9)	$0

Total Common Stocks (identified cost $0)		$0

Preferred Stocks — 0.0%

Shares	Security	Value

Commercial Services — 0.0%
2,845	Environmental Systems Products Holdings, Inc., Series A(5)(8)(9)	$65,350

Total Preferred Stocks (identified cost $49,787)		$65,350

Miscellaneous — 0.0%

Shares	Security	Value

Air Transport — 0.0%
1,000,000	Delta Air Lines, Inc., Escrow Certificate(9)	$21,250

Total Miscellaneous (identified cost $0)		$21,250

Short-Term Investments — 1.0%

Interest
(000’s omitted)	Description	Value

$2,757	Cash Management Portfolio, 0.23%(10)	$2,757,134

Total Short-Term Investments (identified cost $2,757,134)		$2,757,134

Total Investments — 169.4% (identified cost $771,886,054)		$499,759,323

Less Unfunded Loan Commitments — (1.1)%		$(3,120,658)

Net Investments — 168.3% (identified cost $768,765,396)		$496,638,665

Other Assets, Less Liabilities — (23.8)%		$(70,306,797)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.5)%		$(131,324,252)

Net Assets Applicable to Common Shares— 100.0%		$295,007,616

DIP	- Debtor in Possession

REIT	- Real Estate Investment Trust

EUR	- Euro

GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Defaulted security.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $6,307,021 or 2.1% of the Trust’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2009.

(8)	Restricted security.

(9)	Non-income producing security.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $28,282.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation/
Date	Deliver	In Exchange For	(Depreciation)

2/27/09	Euro	United States Dollar	$503,708
	16,930,601	22,173,670

2/27/09	British Pound Sterling	United States Dollar
	7,985,355	11,316,844	(251,150)

			$252,558

At January 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$769,125,594
Gross unrealized appreciation	$365,336
Gross unrealized depreciation	(272,852,265)

Net unrealized depreciation	$(272,486,929)

Restricted Securities
At January 31, 2009, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$0
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	2,845	$49,787		$65,350

Total Restricted Securities			$49,787		$65,350

(1)	Less than $0.50.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$2,777,704	—
Level 2	Other Significant Observable Inputs	492,848,135	$252,558
Level 3	Significant Unobservable Inputs	1,012,826	—

Total		$496,638,665	$252,558

*	Other financial instruments are forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of October 31, 2008	$993,778
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(286,181)
Net purchases (sales)	7,974
Accrued discount (premium)	1
Net transfers to (from) Level 3	297,254

Balance as of January 31, 2009	$1,012,826

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgement, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	March 27, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 27, 2009